Non-Covered Loans and Allowance for Non-Covered Loan Losses (Tables) (Non-covered loans)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Summary of non-covered loans by portfolio segment

Non-covered loans summarized by portfolio segment are as follows (in thousands).

	June 30,	December 31,
	2014	2013
Commercial and industrial	$1,681,655	$1,637,266
Real estate	1,586,535	1,457,253
Construction and land development	391,611	364,551
Consumer	55,036	55,576
	3,714,837	3,514,646
Allowance for non-covered loan losses	(36,431)	(33,241)
Total non-covered loans, net of allowance	$3,678,406	$3,481,405

Non-covered loans summarized by portfolio segment are as follows (in thousands).

	December 31,
	2013	2012
Commercial and industrial	$1,637,266	$1,660,293
Real estate	1,457,253	1,184,914
Construction and land development	364,551	280,483
Consumer	55,576	26,706
	3,514,646	3,152,396
Allowance for non-covered loan losses	(33,241)	(3,409)
Total non-covered loans, net of allowance	$3,481,405	$3,148,987

Schedule of carrying values and the outstanding balances of the PCI loans

The following table presents the carrying values and the outstanding balances of the non-covered PCI loans (in thousands).

	June 30,	December 31,
	2014	2013
Carrying amount	$60,787	$100,392
Outstanding balance	83,534	141,983

The following table presents the carrying values and the outstanding balances of the non-covered PCI loans (in thousands).

	December 31,
	2013	2012
Carrying amount	$100,392	$166,780
Outstanding balance	141,983	222,674

Schedule of changes in the accretable yield for the PCI loans

Changes in the accretable yield for the non-covered PCI loans were as follows (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Balance, beginning of period	$17,713	$26,246	$17,601	$17,553
Increases in expected cash flows	6,141	141	9,616	12,137
Disposals of loans	(3,581)	(1,806)	(4,184)	(1,832)
Accretion	(8,369)	(4,463)	(11,129)	(7,740)
Balance, end of period	$11,904	$20,118	$11,904	$20,118

Changes in the accretable yield for the non-covered PCI loans were as follows (in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$17,553	$18,427
Additions	622	—
Increases in expected cash flows	18,793	—
Disposals of loans	(3,692)	(22)
Accretion	(15,675)	(852)
Balance, end of period	$17,601	$17,553

Summary of PCI loans by class

Non-covered impaired loans are summarized by class in the following tables (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
June 30, 2014
Commercial and industrial:
Secured	$50,056	$9,060	$15,514	$24,574	$3,268
Unsecured	5,411	504	—	504	—
Real estate:
Secured by commercial properties	31,715	10,286	14,116	24,402	492
Secured by residential properties	5,896	2,898	1,199	4,097	59
Construction and land development:
Residential construction loans	—	—	—	—	—
Commercial construction loans and land development	17,731	10,313	553	10,866	65
Consumer	6,852	483	2,606	3,089	111
	$117,661	$33,544	$33,988	$67,532	$3,995

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
December 31, 2013
Commercial and industrial:
Secured	$63,636	$21,540	$17,147	$38,687	$3,126
Unsecured	11,865	336	1,204	1,540	15
Real estate:
Secured by commercial properties	49,437	20,317	16,070	36,387	339
Secured by residential properties	5,407	1,745	1,648	3,393	39
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	48,628	15,337	4,592	19,929	39
Consumer	7,946	4,509	—	4,509	—
	$186,952	$63,784	$40,661	$104,445	$3,558

Non-covered PCI loans are summarized by class in the following tables (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
December 31, 2013	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$60,309	$19,280	$16,092	$35,372	$2,705
Unsecured	11,772	240	1,204	1,444	15
Real estate:
Secured by commercial properties	49,306	20,185	16,070	36,255	339
Secured by residential properties	5,013	1,347	1,648	2,995	39
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	48,515	15,225	4,592	19,817	39
Consumer	7,946	4,509	—	4,509	—
	$182,894	$60,786	$39,606	$100,392	$3,137

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded
December 31, 2012	Principal Balance	No Allowance	Allowance	Investment
Commercial and industrial:
Secured	$102,642	$67,967	$—	$67,967
Unsecured	17,133	3,419	—	3,419
Real estate:
Secured by commercial properties	70,284	55,519	—	55,519
Secured by residential properties	10,164	6,728	—	6,728
Construction and land development:
Residential construction loans	1,137	708	—	708
Commercial construction loans and land development	60,425	32,362	—	32,362
Consumer	92	77	—	77
	$261,877	$166,780	$—	$166,780

Summary of average investment in PCI loans by class

Average investment in non-covered impaired loans is summarized by class in the following table (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Commercial and industrial:
Secured	$29,852	$61,715	$31,631	$61,365
Unsecured	865	2,385	1,022	2,697
Real estate:
Secured by commercial properties	27,120	49,687	30,395	51,835
Secured by residential properties	4,541	7,131	3,745	6,446
Construction and land development:
Residential construction loans	—	—	—	354
Commercial construction loans and land development	13,313	26,681	15,398	29,776
Consumer	3,410	69	3,799	72
	$79,101	$147,668	$85,990	$152,545

Average investment in non-covered PCI loans for the year ended December 31, 2013 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$51,670
Unsecured	2,432
Real estate:
Secured by commercial properties	45,887
Secured by residential properties	4,862
Construction and land development:
Residential construction loans	354
Commercial construction loans and land development	26,090
Consumer	2,293
$133,588

Summary of non-accrual loans by class, excluding those classified as held for sale

Non-covered non-accrual loans, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

	June 30,	December 31,
	2014	2013
Commercial and industrial:
Secured	$14,258	$15,430
Unsecured	504	1,300
Real estate:
Secured by commercial properties	485	2,638
Secured by residential properties	1,887	398
Construction and land development:
Residential construction loans	—	—
Commercial construction loans and land development	863	112
Consumer	—	—
	$17,997	$19,878

Non-covered non-accrual loans at December 31, 2013, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$15,430
Unsecured	1,300
Real estate:
Secured by commercial properties	2,638
Secured by residential properties	398
Construction and land development:
Residential construction loans	—
Commercial construction loans and land development	112
Consumer	—
$19,878

Schedule of information regarding TDRs granted

Information regarding TDRs granted is shown in the following tables (in thousands).

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
	A/B Note	Adjustment	Extension	Modification
Six months ended June 30, 2014
Commercial and industrial:
Secured	$—	$—	$—	$—
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	336	336
Secured by residential properties	—	—	258	258
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	138	138
Consumer	—	—	—	—
	$—	$—	$732	$732

Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
	A/B Note	Adjustment	Extension	Modification
Three months ended June 30, 2013
Commercial and industrial:
Secured	$—	$—	$9,853	$9,853
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	—	—
Secured by residential properties	—	—	—	—
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	—	—
Consumer	—	—	—	—
	$—	$—	$9,853	$9,853

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
	A/B Note	Adjustment	Extension	Modification
Six months ended June 30, 2013
Commercial and industrial:
Secured	$—	$—	$9,858	$9,858
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	272	272
Secured by residential properties	—	—	1,047	1,047
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	603	603
Consumer	—	—	—	—
	$—	$—	$11,780	$11,780

Information regarding TDRs granted is shown in the following table (in thousands).

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Year ended December 31, 2013	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$10,390	$10,390
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	279	279
Secured by residential properties	—	—	777	777
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	—	—
Consumer	—	—	—	—
	$—	$—	$11,446	$11,446

Schedule of analysis of the aging of the entity's loan portfolio

An analysis of the aging of the Bank’s non-covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
June 30, 2014
Commercial and industrial:
Secured	$14,705	$891	$1,690	$17,286	$1,545,510	$21,086	$1,583,882	$1
Unsecured	236	45	—	281	97,104	388	97,773	—
Real estate:
Secured by commercial properties	—	—	—	—	1,103,126	23,917	1,127,043	—
Secured by residential properties	482	1,090	467	2,039	455,149	2,304	459,492	—
Construction and land development:
Residential construction loans	2,176	—	—	2,176	68,280	—	70,456	—
Commercial construction loans and land development	998	—	—	998	310,154	10,003	321,155	—
Consumer	241	55	—	296	51,651	3,089	55,036	—
	$18,838	$2,081	$2,157	$23,076	$3,630,974	$60,787	$3,714,837	$1

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
December 31, 2013
Commercial and industrial:
Secured	$2,171	$277	$1,354	$3,802	$1,492,793	$35,372	$1,531,967	$272
Unsecured	333	9	60	402	103,453	1,444	105,299	59
Real estate:
Secured by commercial properties	192	—	132	324	1,044,437	36,255	1,081,016	—
Secured by residential properties	1,045	36	203	1,284	371,958	2,995	376,237	203
Construction and land development:
Residential construction loans	415	—	—	415	64,664	—	65,079	—
Commercial construction loans and land development	41	881	112	1,034	278,621	19,817	299,472	—
Consumer	201	60	—	261	50,806	4,509	55,576	—
	$4,398	$1,263	$1,861	$7,522	$3,406,732	$100,392	$3,514,646	$534

An analysis of the aging of the Bank’s non-covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2013	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$2,171	$277	$1,354	$3,802	$1,492,793	$35,372	$1,531,967	$272
Unsecured	333	9	60	402	103,453	1,444	105,299	59
Real estate:
Secured by commercial properties	192	—	132	324	1,044,437	36,255	1,081,016	—
Secured by residential properties	1,045	36	203	1,284	371,958	2,995	376,237	203
Construction and land development:
Residential construction loans	415	—	—	415	64,664	—	65,079	—
Commercial construction loans and land development	41	881	112	1,034	278,621	19,817	299,472	—
Consumer	201	60	—	261	50,806	4,509	55,576	—
	$4,398	$1,263	$1,861	$7,522	$3,406,732	$100,392	$3,514,646	$534

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2012	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$7,844	$348	$2,131	$10,323	$1,473,242	$67,967	$1,551,532	$2,000
Unsecured	3	—	—	3	105,339	3,419	108,761	—
Real estate:
Secured by commercial properties	714	—	—	714	868,070	55,519	924,303	—
Secured by residential properties	755	101	—	856	253,027	6,728	260,611	—
Construction and land development:
Residential construction loans	—	—	—	—	47,461	708	48,169	—
Commercial construction loans and land development	63	—	—	63	199,889	32,362	232,314	—
Consumer	84	—	—	84	26,545	77	26,706	—
	$9,463	$449	$2,131	$12,043	$2,973,573	$166,780	$3,152,396	$2,000

Schedule of internal risk grades of loans by class

The following tables present the internal risk grades of non-covered loans, as previously described, in the portfolio by class (in thousands).

	Pass	Special Mention	Substandard	PCI	Total
June 30, 2014
Commercial and industrial:
Secured	$1,522,487	$18,277	$22,032	$21,086	$1,583,882
Unsecured	97,118	—	267	388	97,773
Real estate:
Secured by commercial properties	1,097,299	4,369	1,458	23,917	1,127,043
Secured by residential properties	451,931	—	5,257	2,304	459,492
Construction and land development:
Residential construction loans	70,456	—	—	—	70,456
Commercial construction loans and land development	309,614	274	1,264	10,003	321,155
Consumer	51,898	—	49	3,089	55,036
	$3,600,803	$22,920	$30,327	$60,787	$3,714,837

	Pass	Special Mention	Substandard	PCI	Total
December 31, 2013
Commercial and industrial:
Secured	$1,450,734	$16,840	$29,021	$35,372	$1,531,967
Unsecured	103,674	12	169	1,444	105,299
Real estate:
Secured by commercial properties	1,038,930	4,436	1,395	36,255	1,081,016
Secured by residential properties	367,758	—	5,484	2,995	376,237
Construction and land development:
Residential construction loans	65,079	—	—	—	65,079
Commercial construction loans and land development	275,808	3,384	463	19,817	299,472
Consumer	51,052	1	14	4,509	55,576
	$3,353,035	$24,673	$36,546	$100,392	$3,514,646

The following tables present the internal risk grades of non-covered loans, as previously described, in the portfolio by class (in thousands).

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,450,734	$16,840	$29,021	$35,372	$1,531,967
Unsecured	103,674	12	169	1,444	105,299
Real estate:
Secured by commercial properties	1,038,930	4,436	1,395	36,255	1,081,016
Secured by residential properties	367,758	—	5,484	2,995	376,237
Construction and land development:
Residential construction loans	65,079	—	—	—	65,079
Commercial construction loans and land development	275,808	3,384	463	19,817	299,472
Consumer	51,052	1	14	4,509	55,576
	$3,353,035	$24,673	$36,546	$100,392	$3,514,646

December 31, 2012	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,476,420	$2,515	$4,630	$67,967	$1,551,532
Unsecured	105,142	200	—	3,419	108,761
Real estate:
Secured by commercial properties	868,784	—	—	55,519	924,303
Secured by residential properties	253,883	—	—	6,728	260,611
Construction and land development:
Residential construction loans	47,461	—	—	708	48,169
Commercial construction loans and land development	199,952	—	—	32,362	232,314
Consumer	26,629	—	—	77	26,706
	$2,978,271	$2,715	$4,630	$166,780	$3,152,396

Schedule of changes in the allowance for loan losses by portfolio segment

Changes in the allowance for non-covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Three months ended June 30, 2014
Balance, beginning of period	$16,726	$9,682	$8,096	$141	$34,645
Provision charged to operations	3,631	306	(51)	197	4,083
Loans charged off	(2,924)	(72)	—	(85)	(3,081)
Recoveries on charged off loans	629	82	41	32	784
Balance, end of period	$18,062	$9,998	$8,086	$285	$36,431

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Six months ended June 30, 2014
Balance, beginning of period	$16,865	$8,331	$7,957	$88	$33,241
Provision charged to operations	3,574	1,625	(34)	306	5,471
Loans charged off	(3,731)	(72)	—	(159)	(3,962)
Recoveries on charged off loans	1,354	114	163	50	1,681
Balance, end of period	$18,062	$9,998	$8,086	$285	$36,431

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Three months ended June 30, 2013
Balance, beginning of period	$8,812	$3,522	$4,286	$17	$16,637
Provision charged to operations	6,729	1,820	2,720	20	11,289
Loans charged off	(3,656)	(65)	—	(15)	(3,736)
Recoveries on charged off loans	1,921	62	44	20	2,047
Balance, end of period	$13,806	$5,339	$7,050	$42	$26,237

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Six months ended June 30, 2013
Balance, beginning of period	$1,845	$977	$582	$5	$3,409
Provision charged to operations	13,640	4,257	6,317	80	24,294
Loans charged off	(4,094)	(96)	—	(71)	(4,261)
Recoveries on charged off loans	2,415	201	151	28	2,795
Balance, end of period	$13,806	$5,339	$7,050	$42	$26,237

Changes in the allowance for non-covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
Year ended December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$1,845	$977	$582	$5	$3,409
Provision charged to operations	20,940	7,281	7,634	238	36,093
Loans charged off	(9,359)	(209)	(524)	(216)	(10,308)
Recoveries on charged off loans	3,439	282	265	61	4,047
Balance, end of period	$16,865	$8,331	$7,957	$88	$33,241

	Commercial and		Construction and
Month ended December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$—	$—	$—	$—	$—
Provision charged to operations	2,236	977	582	5	3,800
Loans charged off	(391)	—	—	—	(391)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,845	$977	$582	$5	$3,409

Schedule of loan portfolio distributed by portfolio segment and impairment methodology

The non-covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
June 30, 2014
Loans individually evaluated for impairment	$2,487	$1,973	$863	$—	$5,323
Loans collectively evaluated for impairment	1,657,694	1,558,341	380,745	51,947	3,648,727
PCI Loans	21,474	26,221	10,003	3,089	60,787
	$1,681,655	$1,586,535	$391,611	$55,036	$3,714,837

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
December 31, 2013
Loans individually evaluated for impairment	$2,273	$373	$112	$—	$2,758
Loans collectively evaluated for impairment	1,598,177	1,417,630	344,622	51,067	3,411,496
PCI Loans	36,816	39,250	19,817	4,509	100,392
	$1,637,266	$1,457,253	$364,551	$55,576	$3,514,646

The non-covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$2,273	$373	$112	$—	$2,758
Loans collectively evaluated for impairment	1,598,177	1,417,630	344,622	51,067	3,411,496
PCI Loans	36,816	39,250	19,817	4,509	100,392
	$1,637,266	$1,457,253	$364,551	$55,576	$3,514,646

	Commercial and		Construction and
December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	1,588,907	1,122,667	247,413	26,629	2,985,616
PCI Loans	71,386	62,247	33,070	77	166,780
	$1,660,293	$1,184,914	$280,483	$26,706	$3,152,396

Schedule of allowance for loan losses distributed by portfolio segment and impairment methodology

The allowance for non-covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
June 30, 2014
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	14,794	9,447	8,021	174	32,436
PCI Loans	2,847	551	65	111	3,574
	$18,062	$9,998	$8,086	$285	$36,431

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
December 31, 2013
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,724	7,953	7,918	88	29,683
PCI Loans	2,720	378	39	—	3,137
	$16,865	$8,331	$7,957	$88	$33,241

The allowance for non-covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,724	7,953	7,918	88	29,683
PCI Loans	2,720	378	39	—	3,137
	$16,865	$8,331	$7,957	$88	$33,241

	Commercial and		Construction and
December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	1,845	977	582	5	3,409
PCI Loans	—		—	—	—
	$1,845	$977	$582	$5	$3,409